Stockholders' Equity - Stock Incentive Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested share-based compensation awards	$ 25,000
Cost expected to be recognized over weighted average period	1 month 6 days
Share-based compensation (Income) expense	$ 273,198,000	$ 58,983,000
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation (Income) expense	300,000	(40,000)
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock compensation expense	$ 0	$ 100,000
2019 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant	502
2019 Equity Incentive Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance	2,142
2019 Equity Incentive Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, exercise price of common stock granted as percentage of fair value on the date of grant	100.00%